Share-based Compensation and Other Employment Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Compensation Expense
Total share-based compensation expense recognized for 2025, 2024, and 2023 is presented in the following table by its classification within total non-interest expense.

	Years Ended December 31,
(in thousands)	2025	2024	2023
Salaries and other personnel expense	$29,988	$30,625	$30,610
Merger-related expense	2,753	—	—
Other operating expense	1,403	1,424	1,614
Total share-based compensation expense included in non-interest expense	$34,144	$32,049	$32,224

Schedule of Stock Options Activity
A summary of stock option activity during the years ended December 31, 2025, 2024, and 2023 is presented below.

Stock Options
	2025		2024		2023
(in thousands, except per share data)	Quantity	Weighted-Average Exercise Price	Quantity	Weighted-Average Exercise Price	Quantity	Weighted-Average Exercise Price
Outstanding at beginning of year	117	$33.14	416	$31.13	1,113	$23.51
Options exercised	(48)	30.47	(299)	30.35	(697)	18.97
Options forfeited/expired/canceled	—	—	—	—	—	—
Options outstanding at end of year	69	$35.01	117	$33.14	416	$31.13
Options exercisable at end of year	69	$35.01	117	$33.14	416	$31.13

Schedule of Weighted Average Assumptions	The fair value of performance share units, which include a market condition, was estimated on the date of grant using a Monte Carlo simulation model with the following weighted average assumptions:

	2025	2024	2023
Risk-free interest rate	4.31%	4.39%	4.38%
Expected stock price volatility	39.1	39.1	48.3
Simulation period	2.9 years	2.9 years	2.9 years

Schedule of Restricted Share Units and Performance Share Units Outstanding and Changes
A summary of restricted share units and performance share units outstanding and changes during the years ended December 31, 2025, 2024, and 2023 is presented below.

	Restricted Share Units		Performance Share Units
(in thousands, except per share data)	Quantity	Weighted-Average Grant Date Fair Value	Quantity	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2022	1,224	$41.80	472	$44.11
Granted	807	41.04	192	46.18
Vested	(654)	38.47	(170)	35.75
Forfeited	(84)	45.18	—	—
Outstanding at December 31, 2023	1,293	42.90	494	47.16
Granted	870	37.62	264	37.96
Vested	(601)	43.37	(290)	42.94
Forfeited	(80)	41.13	(4)	50.14
Outstanding at December 31, 2024	1,482	40.15	464	45.63
Granted	1,414	53.29	218	55.80
Vested	(690)	42.90	(282)	51.11
Forfeited	(74)	42.48	(14)	41.84
Outstanding at December 31, 2025	2,132	$48.01	386	$45.95